Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	SEI Institutional Managed Trust
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2021
Document Effective Date	Jan. 31, 2021
Prospectus Date	Jan. 31, 2021
CLASS F Prospectus | SIMT LARGE CAP VALUE FUND | CLASS F
Prospectus:
Trading Symbol	TRMVX
CLASS F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVOAX
CLASS F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVTAX
CLASS F Prospectus | SIMT REAL ESTATE FUND | CLASS F
Prospectus:
Trading Symbol	SETAX
Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class F
Prospectus:
Trading Symbol	SMINX
Class F Prospectus | SIMT Tax-Free Conservative Income Fund | Class F
Prospectus:
Trading Symbol	TFCAX
Class F Prospectus | SIMT Dynamic Asset Allocation Fund | Class F
Prospectus:
Trading Symbol	SDYAX
Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F
Prospectus:
Trading Symbol	SMSAX
Class F Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class F
Prospectus:
Trading Symbol	SIFAX
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SEVIX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class I Prospectus | SIMT REAL ESTATE FUND | Class I
Prospectus:
Trading Symbol	SEIRX
CLASS I Prospectus | SIMT LARGE CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	SEUIX
CLASS I Prospectus | SIMT SMALL CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	SMVIX
Class Y Prospectus | SIMT LARGE CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	SVAYX
Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SUSYX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX
Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	SIMYX
Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y
Prospectus:
Trading Symbol	SREYX
Class Y Prospectus | SIMT Tax-Free Conservative Income Fund | Class Y
Prospectus:
Trading Symbol	TFCYX
Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus:
Trading Symbol	SDYYX
Class Y Prospectus | SIMT Large Cap Fund | Class Y
Prospectus:
Trading Symbol	SLYCX
Class Y Prospectus | SIMT SMALL CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	SPVYX
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Prospectus:
Trading Symbol	SLFYX